Available-For-Sale And Held-To-Maturity Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Schedule Of Amortized Cost And Fair Values Of Available For Sale Securities And Held To Maturity Securities

The following tables provide a summary of the amortized cost and fair values of the available-for-sale securities and held-to-maturity securities at December 31, 2016 and 2015 (in thousands):

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains (1)	Gross Unrealized Losses (1)	Estimated Fair Value
Available-for-sale securities
U.S. government agency securities	$4,213	$2	$(18)	$4,197
State and municipal securities	76,066	—	(3,576)	72,490
Mortgage-backed securities:
Agency	340,738	298	(2,304)	338,732
Commercial	77,417	59	(4,703)	72,773
Non-agency	2,032	—	(140)	1,892
Corporate fixed income securities	830,695	1,418	(8,602)	823,511
Asset-backed securities	1,858,929	9,857	(1,068)	1,867,718
	$3,190,090	$11,634	$(20,411)	$3,181,313
Held-to-maturity securities (2)
Mortgage-backed securities:
Agency	$1,567,758	$14,537	$(17,037)	$1,565,258
Commercial	59,581	1,786	—	61,367
Non-agency	688	—	(13)	675
Asset-backed securities	1,370,300	6,242	(3,396)	1,373,146
Corporate fixed income securities	40,078	30	—	40,108
	$3,038,405	$22,595	$(20,446)	$3,040,554

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains (1)	Gross Unrealized Losses (1)	Estimated Fair Value
Available-for-sale securities
U.S. government agency securities	$1,700	$1	$(3)	$1,698
State and municipal securities	75,953	28	(1,814)	74,167
Mortgage-backed securities:
Agency	306,309	125	(1,541)	304,893
Commercial	11,177	134	(1)	11,310
Non-agency	2,679	2	(163)	2,518
Corporate fixed income securities	321,017	743	(2,352)	319,408
Asset-backed securities	922,563	774	(7,424)	915,913
	$1,641,398	$1,807	$(13,298)	$1,629,907
Held-to-maturity securities (2)
Mortgage-backed securities:
Agency	$1,257,808	$23,346	$(3,105)	$1,278,049
Commercial	59,521	1,832	—	61,353
Non-agency	929	—	(15)	914
Asset-backed securities	496,996	2,076	(4,139)	494,933
Corporate fixed income securities	40,145	-	(396)	39,749
	$1,855,399	$27,254	$(7,655)	$1,874,998

(1)	Unrealized gains/(losses) related to available-for-sale securities are reported in accumulated other comprehensive loss.
(2)

Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.

Schedule Of Amortized Cost And Fair Values Of Debt Securities By Contractual Maturity

The table below summarizes the amortized cost and fair values of debt securities by contractual maturity (in thousands). Expected maturities may differ significantly from contractual maturities, as issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2016
	Available-for-sale securities		Held-to-maturity securities
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Debt securities
Within one year	$23,947	$23,952	$—	$—
After one year through three years	271,872	272,292	40,078	40,108
After three years through five years	409,576	405,986	—	—
After five years through ten years	840,487	840,590	141,576	141,973
After ten years	1,224,021	1,225,096	1,228,724	1,231,173
Mortgage-backed securities
Within one year	9	9	—	—
After three years through five years	—	—	59,581	61,367
After five years through ten years	58,967	55,245	170,493	169,498
After ten years	361,211	358,143	1,397,953	1,396,435
	$3,190,090	$3,181,313	$3,038,405	$3,040,554

Contractual Maturities

The maturities of our available-for-sale (fair value) and held-to-maturity (amortized cost) securities at December 31, 2016, are as follows (in thousands):

	Within 1 Year	1-5 Years	5-10 Years	After 10 Years	Total
Available-for-sale: (1)
U.S. government agency securities	$1,351	$2,846	$—	$—	$4,197
State and municipal securities	301	375	16,821	54,993	72,490
Mortgage-backed securities:
Agency	—	—	480	338,252	338,732
Commercial	—	—	54,764	18,009	72,773
Non-agency	8	—	—	1,884	1,892
Corporate fixed income securities	22,301	675,058	126,152	—	823,511
Asset-backed securities	—	—	697,616	1,170,102	1,867,718
	$23,961	$678,279	$895,833	$1,583,240	$3,181,313
Held-to-maturity:
Mortgage-backed securities:
Agency	$—	$—	$170,493	$1,397,265	$1,567,758
Commercial	—	59,581	—	—	59,581
Non-agency	—	—	—	688	688
Asset-backed securities	—	—	141,576	1,228,724	1,370,300
Corporate fixed income securities	—	40,078	—	—	40,078
	$—	$99,659	$312,069	$2,626,677	$3,038,405

(1)	Due to the immaterial amount of income recognized on tax-exempt securities, yields were not calculated on a tax-equivalent basis.

Schedule Of Gross Unrealized Losses And The Estimated Fair Value By Length Of Time

The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2016 (in thousands):

	Less than 12 months		12 months or more		Total
	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities
U.S. government securities	$(18)	$3,497	—	—	$(18)	$3,497
State and municipal securities	(372)	12,297	(3,204)	60,192	(3,576)	72,489
Mortgage-backed securities:
Agency	(876)	120,004	(1,428)	185,415	(2,304)	305,419
Commercial	(4,703)	71,001	—	—	(4,703)	71,001
Non-agency	—	—	(140)	1,838	(140)	1,838
Corporate fixed income securities	(8,602)	566,692	—	—	(8,602)	566,692
Asset-backed securities	(1,068)	261,341	—	—	(1,068)	261,341
	$(15,639)	$1,034,832	$(4,772)	$247,445	$(20,411)	$1,282,277
Held-to-maturity securities
Mortgage-backed securities:
Agency	$(17,017)	$895,258	$(20)	$1,415	$(17,037)	$896,673
Non-agency	—	—	(13)	675	(13)	675
Asset-backed securities	(534)	294,656	(2,862)	52,169	(3,396)	346,825
	$(17,551)	$1,189,914	$(2,895)	$54,259	$(20,446)	$1,244,173